UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 to December 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2016 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK
China — 1.5%
Baidu Inc. ADR [1]	10,000	$1,644

France — 5.0%
Engie SA	174,998	2,233
Schneider Electric SE	44,877	3,123

		5,356

Hong Kong — 5.2%
China Merchants Holdings International Co. Ltd.	318,500	790
China Mobile Ltd.	287,000	3,043
CNOOC Ltd.	1,356,000	1,696

		5,529

Japan — 10.1%
East Japan Railway Co.	32,200	2,783
Hitachi Ltd.	491,000	2,655
Japan Airlines Co. Ltd.	57,100	1,668
KDDI Corp.	94,000	2,380
Komatsu Ltd.	60,300	1,366

		10,852

Netherlands — 2.8%
Akzo Nobel NV	48,857	3,055

South Korea — 4.9%
Samsung Electronics Co. Ltd.	2,091	3,112
SK Telecom Co. Ltd.	11,796	2,186

		5,298

Spain — 1.3%
CaixaBank SA	414,340	1,370

Switzerland — 9.3%
ABB Ltd. [1]	101,835	2,148
Novartis AG	41,824	3,043
Roche Holding AG	11,277	2,576
Zurich Insurance Group AG [1]	7,926	2,183

		9,950

United Kingdom — 18.4%
AstraZeneca PLC	6,348	347
Aviva PLC	468,889	2,811
Barclays PLC	768,223	2,115
British American Tobacco PLC	33,353	1,900

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

United Kingdom — (continued)
GlaxoSmithKline PLC	62,209	$1,198
Lloyds Banking Group PLC	2,046,536	1,577
Prudential PLC	128,872	2,585
Royal Dutch Shell PLC, Class B	130,330	3,781
SSE PLC	73,542	1,407
Travis Perkins PLC	62,760	1,123
Vodafone Group PLC	375,310	924

		19,768

United States — 36.4%
Advance Auto Parts Inc.	12,600	2,131
Bank of America Corp.	53,500	1,182
Carnival Corp.	41,570	2,164
Citigroup Inc.	75,600	4,493
CSRA Inc.	64,000	2,038
CSX Corp.	60,300	2,167
Eli Lilly & Co.	41,526	3,054
Halliburton Co.	21,300	1,152
Johnson & Johnson	9,950	1,146
Microsoft Corp.	47,383	2,945
Oracle Corp.	74,702	2,872
PDC Energy Inc. [1]	30,654	2,225
PVH Corp.	19,780	1,785
QUALCOMM Inc.	44,200	2,882
Signet Jewelers Ltd.	19,800	1,866
SM Energy Co.	31,787	1,096
UnitedHealth Group Inc.	13,918	2,227
VeriFone Systems Inc. [1]	95,700	1,697

		39,122

Total Common Stock
(Cost $98,558) — 94.9%		101,944

PREFERRED STOCK
Germany — 3.7%
Volkswagen AG	28,183	3,956

Total Preferred Stock
(Cost $4,782) — 3.7%		3,956

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Short-Term Investments Trust: Government & Agency Portfolio, Institutional Class, 0.430% **	1,045,374	$1,045

Total Short-Term Investment
(Cost $1,045) — 1.0%		1,045

Total Investments — 99.6%
(Cost $104,385)‡		106,945

Other Assets in Excess of Liabilities — 0.4%		404

Net Assets — 100.0%		$107,349

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2016.
1	Non-income producing security.

ADR	American Depositary Receipt

‡	At December 31, 2016, the tax basis cost of the Fund’s investments was $104,385 and the unrealized appreciation and depreciation were $8,137 and $(5,577), respectively.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2016:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
China	$1,644	$—	$—	$1,644
France	5,356	—	—	5,356
Hong Kong	5,529	—	—	5,529
Japan	10,852	—	—	10,852
Netherlands	3,055	—	—	3,055
South Korea	—	5,298	—	5,298
Spain	1,370	—	—	1,370
Switzerland	9,950	—	—	9,950
United Kingdom	19,768	—	—	19,768
United States	39,122	—	—	39,122

Total Common Stock	96,646	5,298	—	101,944

Preferred Stock	3,956	—	—	3,956

Short-Term Investment	1,045	—	—	1,045

Total Investments in Securities	$101,647	$5,298	$—	$106,945

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At December 31, 2016, securities with a value of $54,670, which represented 50.9% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to significant market movements following the close of local trading at December 31, 2016. At December 31, 2016, there were no transfers from Level 1 to Level 2 investments in securities.

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2016 (Unaudited)

At December 31, 2016, there were no transfers into Level 3 investments in securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-1800

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: March 1, 2017